Unit-Based Compensation (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	$ 8,171,000	$ 5,638,000
Income tax benefit	3,019,000	2,083,000
Share-based Compensation Expense Recorded in General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	7,622,000	5,404,000
Share-based Compensation Expense Recorded in Lease Operating Expenses[Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	549,000	234,000
Share-based compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted units granted to employees (in shares)	913,663
Aggregate fair value of restricted units issued to employees	$ 34,000,000
Vesting period of restricted units granted to employees (in years)	three